Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (338,060)	$ (14,021)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	5,824	4,778
Amortization of debt discount	135	223
Amortization of investment premiums, net of accretion of discounts	1,370	0
Stock-based compensation, net of amounts capitalized	100,605	2,505
Change in fair value of warrants liabilities	48,370	0
Change in fair value of contingent earn-out liability	140,454	0
Transaction costs	565	0
Deferred income taxes	(385)	0
Loss on extinguishment of debt and convertible notes	210	955
Allowance for doubtful accounts	222	846
Other	(102)	(4)
Changes in operating assets and liabilities:
Accounts receivable	(7,170)	(3,264)
Inventories	(1,946)	(1,731)
Prepaid expenses and other assets	(7,751)	(1,109)
Accounts payable	8,812	616
Deferred revenue	7,602	2,524
Accrued expenses and other liabilities	2,437	4,085
Net cash used in operating activities	(38,808)	(3,597)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(810)	(30)
Capitalized software and development costs	(7,200)	(4,854)
Purchase of investments	(532,561)	0
Investment in privately held companies	(250)	0
Investment in convertible notes	(1,000)	0
Net cash used in investing activities	(541,821)	(4,884)
CASH FLOW FROM FINANCING ACTIVITIES:
Proceeds from reverse recapitalization and PIPE financing, net	612,854	0
Payment of transaction costs related to reverse recapitalization	(10,013)	0
Proceeds from issuance of redeemable convertible preferred stock, net	0	43,689
Proceeds from exercise of stock options	2,068	1,538
Proceeds from exercise of warrants	76,607	0
Proceeds from debt, net	0	6,221
Proceeds from convertible notes, net of issuance costs	0	8,457
Repayment of debt	(13,067)	(8,049)
Settlement of vested stock options	0	(956)
Repurchase of common stock	0	(438)
Net cash provided by financing activities	668,449	50,462
Net change in cash, cash equivalents, and restricted cash	87,820	41,981
Effect of exchange rate changes on cash	(83)	117
Cash, cash equivalents, and restricted cash at beginning of year	52,250	10,152
Cash, cash equivalents, and restricted cash at end of period	139,987	52,250
Supplemental disclosures of cash flow information
Cash paid for interest	753	1,071
Cash paid for taxes	80	52
Supplemental disclosures of non-cash investing and financing information
Contingent earn-out liability recognized upon the closing of the reverse recapitalization and re-allocation	237,122	0
Conversion of redeemable convertible preferred stock into common stock in connection with the reverse recapitalization	164,461	0
Exchange of convertible notes for redeemable convertible preferred stock	$ 0	$ 9,501